SCHEDULE OF BREAKDOWN OF THE STOCK-BASED COMPENSATION EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
ScheduleOfBreakdownOfTheStockBasedCompensationExpenseLineItems [Line Items]
Option Expense	$ 1,019	$ 2,171
RSU Expense	67,127	50,745
Total	68,146	52,916
Cost of Sales – Agent Stock Based Compensation [Member]
ScheduleOfBreakdownOfTheStockBasedCompensationExpenseLineItems [Line Items]
Option Expense
RSU Expense	43,685	32,537
Total	43,685	32,537
Marketing Expenses – Agent Stock Based Compensation [Member]
ScheduleOfBreakdownOfTheStockBasedCompensationExpenseLineItems [Line Items]
Option Expense	233	382
RSU Expense	14,494	9,695
Total	14,727	10,077
Marketing Expenses – FTE Stock Based Compensation [Member]
ScheduleOfBreakdownOfTheStockBasedCompensationExpenseLineItems [Line Items]
Option Expense		2
RSU Expense	160	27
Total	160	29
Research and Development – FTE Stock Based Compensation [Member]
ScheduleOfBreakdownOfTheStockBasedCompensationExpenseLineItems [Line Items]
Option Expense	3	24
RSU Expense	1,155	925
Total	1,158	949
General and Administrative – FTE Stock Based Compensation [Member]
ScheduleOfBreakdownOfTheStockBasedCompensationExpenseLineItems [Line Items]
Option Expense	783	1,763
RSU Expense	7,633	7,561
Total	$ 8,416	$ 9,324